Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:
	For the Years Ended December 31
	2023	2022	2021
Period Ended spot	US$1=RMB 7.0999	US$1=RMB 6.8972	US$1=RMB 6.3726
Period Average	US$1=RMB 7.0809	US$1=RMB 6.7290	US$1=RMB 6.4508

Schedule of Estimated Useful Lives	The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:
Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Schedule of Types of Goods	The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.
	For the year ended December 31,
	2023	2022	2021
	US$	US$	US$
Self-Manufactured Products	48,196,669	50,514,976	48,059,165
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	48,902,246	52,831,365	55,978,545
Total Revenue	97,098,915	103,346,341	104,037,710

Schedule of Type of Customers	Type of Customers
	For the year ended December 31,
	2023	2022	2021
	US$	US$	US$
Direct sales	8,077,373	9,465,644	9,499,748
Distributors	89,021,542	93,880,697	94,537,962
Total Revenue	97,098,915	103,346,341	104,037,710

Schedule of Disclosed the Type of Revenue by Government Category	The Company has disclosed the type of revenue by government category as follows.
	December 31, 2023			December 31, 2022			December 31, 2021
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total

Class I	6,259,470	8,695,782	14,955,252	7,463,707	8,572,512	16,036,219	6,151,443	7,331,962	13,483,405
Class II	37,515,249	35,188,004	72,703,253	37,229,199	36,177,490	73,406,689	36,788,116	41,313,745	78,101,861
Class III	895,344	1,572,707	2,468,051	1,189,906	1,863,990	3,053,896	1,094,957	2,291,899	3,386,856
Others	3,526,606	3,445,753	6,972,359	4,632,164	6,217,373	10,849,537	4,024,649	5,040,939	9,065,588
Total	48,196,669	48,902,246	97,098,915	50,514,976	52,831,365	103,346,341	48,059,165	55,978,545	104,037,710

Schedule of Major Products Included in Each Government Category	Furthermore, the Company has disclosed revenue by major product type included in each government category.
		December 31,	December 31,	December 31,
		2023	2022	2021
Category	Products	US$	US$	US$
Class I	Eye drops bottle	1,904,140	2,583,231	2,398,222
	Oral medicine bottle	2,900,606	3,965,345	3,263,135
	Anal bag	1,527,406	837,328	739,376
	Other Class I	8,623,100	8,650,315	7,082,672
Subtotal-Class I		14,955,252	16,036,219	13,483,405
Class II	Masks	55,428	410,163	600,534
	Identification tape	11,386,775	12,262,269	15,049,686
	Disposable medical brush	8,808,084	8,337,650	8,493,760
	Gynecological inspection kits	7,453,735	7,571,089	8,752,617
	Surgical kit	3,327,658	4,830,930	4,754,769
	Medical brush	5,776,772	5,231,299	4,130,703
	Medical kit	2,614,953	4,066,663	5,037,054
	Other Class II	33,279,848	30,696,626	31,282,738
Subtotal-Class II		72,703,253	73,406,689	78,101,861
Class III	Electronic pump	225,510	142,828	246,819
	Anesthesia puncture kit	326,671	539,615	430,288
	Disposable infusion pump	176,061	280,081	278,734
	Infusion pump	304,978	367,652	309,746
	Electronic infusion pump	967	44,812	291,725
	Laparoscopic trocar	44,783	139,284	219,901
	Other Class III	1,389,081	1,539,624	1,609,643
Subtotal-Class III		2,468,051	3,053,896	3,386,856
Others		6,972,359	10,849,537	9,065,588
Total		97,098,915	103,346,341	104,037,710